Trading derivatives (assets and liabilities) and Short positions (Tables)	12 Months Ended
Dec. 31, 2019
Trading derivatives
Financial instruments
Schedule of financial instruments

	12/31/2018		12/31/2019
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	71,269	71,578	80,499	76,639
Currency risk	82,619	80,986	71,026	67,623
Market price risk	1,065	1,163	222	219
	154,953	153,727	151,747	144,481

Short positions
Financial instruments
Schedule of financial instruments

	12/31/2018	12/31/2019

Securities loans:
Debt instruments	27,279	8,280
Equity instruments	960	—
	28,239	8,280
Short sales:
Debt instruments	680	839
	28,919	9,119